INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,596	$ 2,192
Marketable securities	1,281	1,194
Receivables, prepayments and other assets	1,415	1,406
Inventories	1,813	1,624
Total current assets	6,105	6,416
Non-current assets:
Property, plant and equipment, net	7,626	7,762
Marketable securities	820	839
Goodwill and intangible assets, net	739	660
Right-of-use assets	499	498
Receivables, prepayments and other assets	372	351
Deferred tax assets	250	188
Other non-current financial assets	68	85
Total non-current assets	10,374	10,383
Total assets	16,479	16,799
Current liabilities:
Trade payables and other current liabilities	2,195	2,092
Current portion of deferred income from government grants	84	92
Current portion of lease obligations	77	90
Current portion of long-term debt	57	753
Provisions	15	17
Total current liabilities	2,428	3,044
Non-current liabilities
Non-current portion of long-term debt	1,071	1,053
Other non-current liabilities	1,060	1,022
Non-current portion of lease obligations	426	424
Non-current portion of deferred income from government grants	226	235
Provisions	164	197
Total non-current liabilities	2,947	2,931
Total liabilities	5,375	5,975
Equity:
Ordinary shares, $0.02 par value, 554,733,529 and 552,912,823 shares issued and outstanding as of March 31, 2025 and December 31, 2024, respectively	11	11
Additional paid-in capital	24,046	24,014
Accumulated deficit	(13,056)	(13,266)
Accumulated other comprehensive income	53	17
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,054	10,776
Non-controlling interests	50	48
Total equity	11,104	10,824
Total liabilities and equity	$ 16,479	$ 16,799